Condensed Financial Information of Global-Tech - Condensed Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	$ (10,555,557)	$ (1,963,301)	$ 1,410,677
Adjustments to reconcile net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc. to net cash provided by operating activities:
Stock compensation expense	36,378	258,128	34,121
Shares issued to an employee		9,108
Interest received from available-for-sale investments			(13)
Changes in operating assets and liabilities:
Prepaid expenses	43,768	(136,367)	137,046
Deposits and other assets	(1,875,017)	37,744	(149,445)
Other accrued liabilities	305,863	3,924,708	(623,168)
Net cash provided by (used in) operations	(5,683,398)	9,946,113	13,318,384
Cash flows from investing activities:
Purchases of available-for-sale investments			(8,999,987)
Proceeds from disposal of available-for-sale investments	18,218	2,000,000	9,000,000
Increase in time deposits	(11,339,515)		1,567,786
Net cash provided by (used in) investing activities	(17,108,837)	(5,316,603)	832,977
Cash flows from financing activities:
Proceeds from stock options exercised	14,250
Cash dividend paid		(3,040,753)
Net cash provided by (used in) financing activities	13,231,664	(12,133,325)	6,489,782
Net increase (decrease) in cash and cash equivalents	(9,565,076)	(7,407,357)	20,587,549
Cash and cash equivalents at beginning of fiscal year	32,385,376	39,792,733	19,205,184
Cash and cash equivalents at end of fiscal year	22,820,300	32,385,376	39,792,733
Global-Tech [Member]
Cash flows from operating activities:
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(10,555,557)	(1,963,301)	1,410,677
Adjustments to reconcile net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc. to net cash provided by operating activities:
Stock compensation expense	36,378	258,128	34,121
Shares issued to an employee		9,108
Equity in losses (profits) of subsidiaries	7,308,381	484,185	(1,923,914)
Interest received from available-for-sale investments			(13)
Changes in operating assets and liabilities:
Prepaid expenses	29,100	(3,693)	(2,582)
Deposits and other assets	(262,020)	(15,364)	4,969
Other accrued liabilities	21,044	(109,369)	(26,324)
Net cash provided by (used in) operations	(3,422,674)	(1,340,306)	(503,066)
Cash flows from investing activities:
Purchases of available-for-sale investments			(8,999,987)
Proceeds from disposal of available-for-sale investments		2,000,000	9,000,000
Repayment of amounts due from (advances to) subsidiaries, net	2,061,153	910,372	13,091,819
Increase in time deposits	(11,339,515)
Capital injection into subsidiaries		(1,107,753)	(1,732,162)
Net cash provided by (used in) investing activities	(9,278,362)	1,802,619	11,359,670
Cash flows from financing activities:
Proceeds from stock options exercised	14,250
Cash dividend paid		(3,040,753)
Net cash provided by (used in) financing activities	14,250	(3,040,753)
Net increase (decrease) in cash and cash equivalents	(12,686,786)	(2,578,440)	10,856,604
Cash and cash equivalents at beginning of fiscal year	19,405,865	21,984,305	11,127,701
Cash and cash equivalents at end of fiscal year	$ 6,719,079	$ 19,405,865	$ 21,984,305